Investment in joint ventures accounted for under the equity method: (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	May 26, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 4,584,507	$ 4,677,454		$ 3,497,635	$ 2,084,160
Restricted cash and cash equivalents	47,332	106,350
Other current assets	181,529	185,426
Current assets	6,000,912	5,787,862
Financial liabilities	175,515	173,471
Current liabilities	(2,408,222)	(2,408,649)
Land, furniture and equipment	558,480	473,238		323,099
Long-term debt	6,957,678	7,149,177,000
Loan payable to the Company (Note 13.1)	(97,332)	(87,951)
Other non-current liabilities	(7,042,598)	(10,321,382)
Stockholders' equity	$ 36,681,389	$ 33,688,301		22,753,954	$ 20,408,051
Aerostar Airport Holdings, LLC [member]
Cash and cash equivalents			$ 543,242	719,254
Restricted cash and cash equivalents			16,989	21,044
Other current assets			142,410	201,992
Current assets			702,641	942,290
Financial liabilities				(92,367)
Other current liabilities			(647,896)	(615,709)
Current liabilities			(647,896)	(708,076)
Working capital			54,745	234,214
Land, furniture and equipment			135,373	152,758
Intangible assets, airport concessions - Net			13,254,582	14,661,436
Other non-current assets			556	571
Non-current assets			13,390,511	14,814,765
Long-term debt			(6,824,310)	(7,693,682)
Loan payable to the Company (Note 13.1)			(1,430,310)	(1,886,546)
Other non-current liabilities			(286,325)	(265,040)
Deferred tax liabilities			(203,502)	(225,107)
Non-current liabilities			(8,744,447)	(10,070,375)
Stockholders' equity			$ 4,700,809	$ 4,978,604